Significant Accounting Policies (Details)	1 Months Ended	6 Months Ended			12 Months Ended
	Jan. 31, 2024 shares	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2025 USD ($)	Oct. 01, 2024 HKD ($)	Oct. 01, 2023 HKD ($)
Significant Accounting Policies [Line Items]
Convenience translation		$ 7.7787	$ 1
Retained earnings		$ 46,797,344			$ 51,324,812	$ 6,016,088		$ 1,100,000
Owner of voting interest		10.00%	10.00%
Useful life		5 years				5 years
Contract assets		$ 18,038,502			6,443,947
Realized contract assets		$ 5,761,309
Percentage of contract assets		31.90%	31.90%
Doubtful accounts of contract assets		$ 110,000
Contract liabilities		$ 15,020,377			$ 27,801,257	$ 1,930,962
Contract liabilities							$ 22,285,220
Tax benefit percentage		50.00%	50.00%
Underpayment of income tax
Research and development expense		$ 9,824
Warrant [Member]
Significant Accounting Policies [Line Items]
Warrants issued (in Shares) | shares	62,500
Minimum [Member]
Significant Accounting Policies [Line Items]
Credit term		0 days	0 days
Operating lease		1 month				1 month
Minimum [Member] | the Group as lessor [Member]
Significant Accounting Policies [Line Items]
Operating lease		2 years				2 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Credit term		90 days	90 days
Operating lease		35 months				35 months
Maximum [Member] | the Group as lessor [Member]
Significant Accounting Policies [Line Items]
Operating lease		3 years				3 years
Write-down Inventory [Member]
Significant Accounting Policies [Line Items]
Inventories		$ 100,000